Convertible Note Payable	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 9 - Convertible Note Payable

Convertible Promissory Note

On April 7, 2017, the Company issued to an accredited investor an unsecured Convertible Promissory Note (the "April Note") of $570,000 that matured on January 7, 2018.  The failure to pay principal and interest as scheduled represents an event of default under the terms of the Note.  However, the holder of the Note has not declared a default.

Due to the potential adjustment in the conversion price associated with this April note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $273,266 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the April Note payable up to the face amount of the April Note. The debt discount of $273,266 is being amortized over the term of the April Note.  The Company recognized interest expense of $8,549 and $48,398 during the six months ended June 30 2018 and June 30, 2017, respectively for the amortization of the debt discount.  The unamortized balance of the debt discount was $0 and $8,549 at June 30, 2018 and December 31, 2017, respectively.

During the quarters ended June 30, 2018 and 2017 the Company recognized interest expense in the amount of $1,539 and $8,553 relating to the amortization of the original issue discount and debt issuance costs. The unamortized balance of original issue discount and debt issuance costs totaled $0 and $1,539 at June 30, 2018 and December 31, 2017, respectively.

The holder of the April Note payable converted the following amounts during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
January 17, 2018	500,000	31,875	0.0638
January 31, 2018	500,000	31,875	0.0638
March 16, 2018	500,000	20,325	0.0407
April 19, 2018	500,000	11,250	0.0225
May 7, 2018	936,640	17,562	0.0188
May 22, 2018	1,000,000	12,225	0.0122
June 5, 2018	1,000,000	11,700	0.0117
June 18, 2018	1,000,000	11,800	0.0118
Total	5,936,640	148,612

The outstanding principal balance of the April note was $134,026 and $282,638 at June 30, 2018 and December 31, 2017, respectively.

8% Promissory Note

On July 5, 2017, the Company issued an 8% unsecured Promissory Note ("July Note") in the amount of $220,000, with an Original Issue Discount of $20,000 and Debt Issuance Costs of $20,000 to an accredited investor. This promissory note was originally due and payable on January 6, 2018, plus the one-time interest charge of on the principal of 8%. The holder has the right to convert all or any part of the outstanding amount due under this Note into fully paid and non-assessable shares of Common Stock upon an event of default.

In connection with the July Note, the Company granted 85,000 shares of Common Stock to the investor as inducement shares. These shares were issued on February 5, 2018.  These Common Stock were valued at the market share price of $0.739 per share and recorded interest expense of $62,815.

Due to the potential adjustment in the conversion price associated with this promissory note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $230,656 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the convertible note payable up to the face amount of the convertible note with the excess of $50,656 being recorded as a financing cost.  The debt discount of $180,000 is being amortized over the term of the convertible note.  The Company recognized interest expense of $5,837 and $0 during the six months ended June 30 2018 and June 30, 2017 for the amortization of the debt discount. The unamortized balance of the debt discount was $0 and $5,837 at June 30, 2018 and December 31, 2017, respectively.

On January 17, 2018, the Company entered into an agreement with the holder to amend terms of the July Note.  The due date of the July Note was amended to February 6, 2018 from the original due date of January 6, 2018,  In exchange for the amendment the Company delivered 300,000 shares of Common Stock. These Common Stock were valued at the market share price of $0.085 per share and recorded interest expense of $25,500. If, on the date that is the six-month anniversary of the date of the second amendment ("True-Up Date"), the volume weighted average price of the Common Stock on the day immediately preceding the True-Up Date as reported on the Company's Principal Market is less than the closing price of the Common Stock on the date of the second amendment, the Company shall, within three trading days of the holder's provision of written notice, issue and deliver an additional number of duly and validly issued, fully paid and non-assessable shares of Common Stock equal to the quotient of $25,000 divided by the subsequent share price multiplied by 1.5, less the extension shares.  If the true-up date was June 30, 2018, the estimated number of shares to be issued is approximately 2,585,000 with a fair value of $33,600 using the stock price on June 30, 2018.

On January 31, 2018, the Company entered into an agreement with the holder to further amend terms of the July Note.   The due date of the July Note was extended to March 6, 2018 from the original due date of January 6, 2018.  In exchange for the amendment the holder converted $50,000 of the outstanding balance of the July Note.

The holder of the July Note converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
January 31, 2018	1,388,889	$50,000	0.0360
March 8, 2018	1,428,571	50,000	0.0350
April 18, 2018	2,000,000	21,000	0.0105
June 12, 2018	2,750,000	21,725	0.0079
Total	7,567,460	$142,725

The Company has not paid the balance due of the Note by the amended due date.   In accordance with the provision of the Note, On March 7, 2018, the balance of the note was increased by $37,520 due to an occurrence of an event of default. The $37,520 increase in principal was recorded as interest expense.

The outstanding principal balance of the July note was $114,795 and $220,000 at June 30, 2018 and December 31, 2017, respectively.

During the quarters ended June 30, 2018 and June 30, 2017 the Company recognized interest expense in the amount of $1,298 and $0 relating to the amortization of the original issue discount and debt issuance costs. The unamortized balance of original issue discount and debt issuance costs totaled $0 and $1,298 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the July Note in the amount of $63,591 (including the $37,520 penalty interest for occurrence of event of default and $25,500 for Amendment) and $0, for the quarters ended June 30, 2018 and June 30, 2017, respectively. Accrued interest due under the promissory note totaled $17,600 and $17,029 as of June 30, 2018 and December 31, 2017, respectively.

Convertible Promissory Note-Commitment Fee

On July 14, 2017, the Company issued an unsecured convertible promissory note ("July Note #2") of $330,000, with an original issue discount of $30,000 to an accredited investor for commitment fee related to the July Note #2. This July Note #2 is due and payable on April 17, 2018.  The holder has the right to convert all or any part of the outstanding amount due under this July Note #2 into fully paid and non-assessable shares of Common Stock, at a conversion price per share of 65% of the low trade price of the Common Stock during thirty days preceding the date of the applicable conversion notice.

Pursuant to the terms of the July Note #2, the Company is not required to make any payments on the Note until maturity, and no interest shall accrue except in default.

Due to the potential adjustment in the conversion price associated with this convertible note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $369,485 which is recorded as a derivative liability as of the date of issuance.

The derivative liability was recorded as a debt discount to the convertible note payable up to the face amount of the July Note #2 with the excess of $69,485 being recorded as a financing cost.  The debt discount of $300,000 is being amortized over the term of the July Note #2.

The Company recognized interest expense of $113,868 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount. The unamortized balance of the debt discount was $0 and $113,868 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense in the amount of $11,387 and $0 relating to the amortization of the original issue discount. The unamortized balance of original issue discount totaled $0 and $11,387 at June 30, 2018 and December 31, 2017, respectively.

As of the August 15, 2018, the Company has not paid the balance of the Note.  The failure to pay principal as scheduled represents an event of default under the terms of the Note.  However, the holder of the Note has not declared a default.

The outstanding principal balance of the July Note #2 was $330,000 at June 30, 2018 and December 31, 2017.

12 % Convertible Promissory Note

On September 12, 2017, the Company issued a 12% unsecured Convertible Promissory Note of $160,500 ("September Note #1"), with debt issuance costs of $10,500 to an accredited investor. This September Note #1 is due and payable on September 12, 2018. The holder is entitled to convert all of the outstanding and unpaid principal and accrued interest of this September Note #1 into fully paid and non-assessable shares of Common Stock in accordance with the stated conversion price commencing on the date that is 180 days from the issuance date.

Due to the potential adjustment in the conversion price associated with this convertible note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $251,454 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the convertible note payable up to the face amount of the convertible note with the excess of $101,454 being recorded as a financing cost.  The debt discount of $150,000 is being amortized over the term of the convertible note.

The holder of the September Note #1 converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
March 23, 2018	1,000,000	$25,750	0.0258
April 19, 2018	2,141,249	22,804	0.0106
Total	3,141,249	$48,554

The Company recognized interest expense of $81,523 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount and release of debt discount due to conversions.  The unamortized balance of the debt discount was $23,271 and $104,794 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $5,207 and $0 relating to the amortization of the original issue discount and debt issuance costs of the September Note #1. The unamortized balance of debt issuance costs totaled $2,129 and $7,336 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the September Note #1 of $9,551 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively. Accrued interest due under the September Note #1 totaled $15,356 and $5,805 as of June 30, 2018 and December 31, 2017, respectively.

The outstanding principal balance of the September Note #1 was $111,946 and $160,500 at June 30, 2018 and December 31, 2017, respectively.

12 % Convertible Note

On September 20, 2017, the Company issued an unsecured 12% Convertible Note of $75,000 ("September Note #2"), with an original issue discount of $4,500 and Debt Issuance Costs of $3,000 to an accredited investor. This September Note #2 is due and payable on September 20, 2018. The holder has the right to convert all or any part of the outstanding amount due under this September Note #2 into fully paid and non-assessable shares of Common Stock.

Due to the potential adjustment in the conversion price associated with this September Note #2 payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $100,798 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the September Note #2 payable up to the face amount of the September Note #2 with the excess of $33,298 being recorded as a financing cost.  The debt discount of $67,500 is being amortized over the term of the September Note #2.

The Company recognized interest expense of $39,371 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount and release of debt discount due to conversions for the September Note #2.  The unamortized balance of the debt discount was $9,266 and $48,637 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense in the amount of $3,719 and $0 relating to the amortization of the original issue discount and debt issuance costs. The unamortized balance of original issue discount and debt issuance costs totaled $1,685 and $5,404 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the September Note #2 in the amount of $19,763 (including the $12,000 penalty interest as discussed below and $3,300 in conversion fees) and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively. Accrued interest due under the September Note #2 totaled $6,978 and $2,515 as of June 30, 2018 and December 31, 2017, respectively.

The holder of the September Note #2 converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Fees	Price per Share
April 17, 2018	1,000,000	$3,510	750	0.0043
May 2, 2018	2,300,000	8,973	825	0.0043
May 23, 2018	2,700,000	7,977	825	0.0033
June 18, 2018	3,100,000	8,710	900	0.0031
Total	9,100,000	$29,170	3,300

The fees represent the costs of obtaining a Rule 144 opinion and transfer agent fees.

The principal balance of the note was increased by $12,000 which represent a penalty of $1,000 per day for not delivering common stock within three business days after the receipt of the conversion notice.  The $12,000 increased the principal amount of the Note and was accounted for as interest expense.

The outstanding principal balance of the September Note #2 was $57,830 and 75,000 at June 30, 2018 and December 31, 2017, respectively.

8 % Convertible Secured Redeemable Note

On October 23, 2017, the Company issued an 8% Convertible Secured Redeemable Note of $95,000 ("October Note"), with original issuance discount of $2,250 to an accredited investor. This October Note is due and payable on October 23, 2018. The holder is entitled at any time to convert all of the unpaid principal of this October Note into shares of Common Stock.

Due to the potential adjustment in the conversion price associated with this October Note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability.  The embedded conversion feature was initially calculated to be $129,589 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the October Note payable up to the face amount of the October note with the excess of $50,839 being recorded as a financing cost.  The debt discount of $78,750 is being amortized over the term of the October Note.

The Company recognized interest expense of $53,416 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount and release of debt discount due to conversions.  The unamortized balance of the debt discount was $10,447 and $63,863 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $8,058 and $0 relating to the amortization of the original issue discount and debt issuance costs. The unamortized balance of debt issuance costs totaled $5,120 and $13,178 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the October Note of $3,769 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively. Accrued interest due under the October Note totaled $5,206 and $1,437 as of June 30, 2018 and December 31, 2017, respectively.

The holder of the October Note converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
May 10, 2018	1,380,379	20,000	0.0145
June 7, 2018	2,065,291	18,000	0.0087
June 22, 2018	2,058,329	17,000	0.0083
Total	5,503,999	55,000

The outstanding principal balance of the October Note was $40,000 at June 30, 2018 and $95,000 at December 31, 2017.

4.25 % Convertible Promissory Note

On December 18, 2017, the Company issued a 4.25% Convertible Secured Redeemable Note of $125,000 ("December Note"), with debt issuance costs of $16,250 and original issue discount of $750 to an accredited investor. This December Note is due and payable on October 23, 2018.

Due to the potential adjustment in the conversion price associated with this December Note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability. The embedded conversion feature was initially calculated to be $143,675 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the December Note payable up to the face amount of the December Note with the excess of $35,675 being recorded as a financing cost. The debt discount of 108,000 is being amortized over the term of the December Note.

The Company recognized interest expense of $53,556 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount.  The unamortized balance of the debt discount was $50,597 and $104,153 at June 30, 2018 and December 31, 2017, respectively.

During the three months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $8,430 and $0 relating to the amortization of the original issue discount and debt issuance costs. The unamortized balance of debt issuance costs and original issue discount totaled $7,964 and $16,395 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the December Note of $2,634 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively.  Accrued interest due under the December Note totaled $2,823 and $189 as of June 30, 2018 and December 31, 2017, respectively.

The outstanding principal balance of the December Note was $125,000 at June 30, 2018 and December 31, 2017.

12 % Convertible Promissory Note #1

On February 8, 2018, the Company issued a 12% unsecured Convertible Promissory Note #1 of $103,000 ("2018 Note #1"), with debt issuance costs of $3,000 to an accredited investor.  Net of debt issuance costs, the Company received $100,000. This 2018 Note #1 note is due and payable on November 20, 2018. The holder has the right from time to time, and at any time during the period beginning on the date which is 180 days following the date of the note and ending on the later of: (i) the maturity date and (ii) the date of payment of the default amount, each in respect of the remaining outstanding principal amount of this Note to convert all or any amount of the outstanding and unpaid principal amount of the 2018 Note #1 into fully paid and non-assessable shares of common stock.

Due to the potential adjustment in the conversion price associated with this 2018 Note #1convertible note payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability. The embedded conversion feature was initially calculated to be $227,338 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the 2018 Note #1 payable up to the face amount of the 2018 Note #1 Note convertible note with the excess of $127,338 being recorded as a change in fair value of derivative liability. The debt discount of $100,000 is being amortized over the term of the convertible note.

The Company recognized interest expense of $49,825 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount.  The unamortized balance of the debt discount was $50,175 and $0 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $1,495 and $0 relating to the amortization of the debt issuance costs. The unamortized balance of debt issuance costs and original issue discount totaled $1,505 and $0 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the 2018 Note #1 of $4,132 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively. Accrued interest due under the 2018 Note #1 totaled $4,132 and $0 as of June 30, 2018 and December 31, 2017, respectively.

The outstanding principal balance of the 2018 Note #1 was $103,000 and $0 at June 30, 2018 and December 31, 2017, respectively.

12 % Convertible Promissory Note #2

On March 5, 2018, the Company issued a 12% unsecured Convertible Promissory Note #2 of $103,000 ("2018 Note #2), with debt issuance costs of $3,000 to an accredited investor. Net of the debt issuance costs, the Company received $100,000.  This 2018 Note #2 is due and payable on December 15, 2018. The holder has the right from time to time, and at any time during the period beginning on the date which is 180 days following the date of the note and ending on the later of: (i) the maturity date and (ii) the date of payment of the default amount, each in respect of the remaining outstanding principal amount of this 2018 Note #2 to convert all or any amount of the outstanding and unpaid principal amount of the 2018 Note #2 into fully paid and non-assessable shares of Common Stock. The conversion price is 61% of the average of the lowest two trading prices for the Common Stock during the ten trading day period ending on the latest complete trading day prior to the conversion date.

Due to the potential adjustment in the conversion price associated with this 2018 Note #2 payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability. The embedded conversion feature was initially calculated to be $114,305 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the 2018 Note #2 payable up to the face amount of the 2018 Note #2 with the excess of $14,305 being recorded as a change in fair value of derivative liabilities. The debt discount of $100,000 is being amortized over the term of the convertible note.

The Company recognized interest expense of $41,053 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount.  The unamortized balance of the debt discount was $58,947 and $0 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $1,232 and $0 relating to the amortization of the debt issuance costs. The unamortized balance of debt issuance costs totaled $1,768 and $0 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the 2018 Note #2 of $3,962 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively.  Accrued interest due under the 2018 Note #2 totaled $3,962 and $0 as of June 30, 2018 and December 31, 2017, respectively.

The outstanding principal balance of the 2018 Note #2 was $103,000 and $0 at June 30, 2018 and December 31, 2017, respectively.

8 % Convertible Redeemable Note

On March 6, 2018, the Company issued a 8% unsecured Convertible Redeemable Note of $126,000 ("2018 Note #3"), with debt issuance costs of $6,000 to an accredited investor. Net of debt issuance costs, the Company received $120,000.  This 2018 Note #3 is due and payable on March 6, 2019. The holder is entitled, at its option, at any time, to convert all or any amount of the principal face amount of this Note then outstanding into shares of Common Stock. The conversion price is 60% of the lowest trading prices for the common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date.

Due to the potential adjustment in the conversion price associated with this 2018 Note #3 payable based on the Company's stock price, the Company determined the conversion feature is considered a derivative liability. The embedded conversion feature was initially calculated to be $149,491 which is recorded as a derivative liability as of the date of issuance.  The derivative liability was recorded as a debt discount to the 2018 Note #3 payable up to the face amount of the 2018 Note #3 with the excess of $29,491 being recorded as a change in fair value of derivative liabilities. The debt discount of 120,000 is being amortized over the term of the 2018 Note #3.

The Company recognized interest expense of $38,137 and $0 during the six months ended June 30, 2018 and June 30, 2017, respectively for the amortization of the debt discount.  The unamortized balance of the debt discount was $81,863 and $0 at June 30, 2018 and December 31, 2017, respectively.

During the six months ended June 30, 2018 and June 30, 2017 the Company recognized interest expense of $1,907 and $0 relating to the amortization of the debt issuance costs. The unamortized balance of debt issuance costs totaled $4,093 and $0 at June 30, 2018 and December 31, 2017, respectively.

The Company recorded interest expense in connection with the 2018 Note #3 of $3,203 and $0, for the six months ended June 30, 2018 and June 30, 2017, respectively.  Accrued interest due under the Convertible Note totaled $3,203 and $0 as of March 31, 2018 and December 31, 2017, respectively.

The outstanding principal balance of the 2018 Note #3 was $126,000 and $0 at June 30, 2018 and December 31, 2017, respectively.